Shareholders' equity - Common Shares (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments shares	Jan. 31, 2019 EquityInstruments
Shareholders' equity
Number of shares outstanding at beginning of period | shares	189,381,388
Number of shares outstanding at end of period | shares	190,956,476	189,381,388
Balance at the beginning period	$ 5,390.7
At-the-market equity offering	133.7	$ 136.0
Amount of Acquisition of Salares Norte		27.0
Amount of Exercise of stock options	7.4	13.2
Dividend reinvestment plan	(42.3)	(48.8)
Balance at the ending period	$ 5,580.1	$ 5,390.7
Common shares
Shareholders' equity
Shares issued | shares	190,956,476
Shares, par value (dollars per share) | $ / shares	$ 0
Common shares | Salares Norte Royalty Interest
Shareholders' equity
Acquisition of Salares Norte | EquityInstruments			366,499
Preferred shares
Shareholders' equity
Shares issued | shares	0
Share Capital (Note 17)
Shareholders' equity
Number of shares outstanding at beginning of period | shares	189,381,388	186,692,481
At-the-market equity offering | shares	1,054,800	1,433,400
Acquisition of Salares Norte | EquityInstruments		366,499
Exercise of stock options | shares	150,482	283,863
Vesting of restricted share units | shares	42,328	46,375
Dividend reinvestment plan | shares	327,478	558,770
Number of shares outstanding at end of period | shares	190,956,476	189,381,388
Balance at the beginning period	$ 5,390.7	$ 5,158.3
At-the-market equity offering	133.7	136.0
Amount of Acquisition of Salares Norte		27.0
Amount of Exercise of stock options	9.7	17.3
Amount of Vesting of restricted share units	3.7	3.3
Dividend reinvestment plan	(42.3)	(48.8)
Balance at the ending period	$ 5,580.1	$ 5,390.7